Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Alternative minimum tax credit	$ 3,834,000	$ 3,880,000
State net operating loss carryforward	3,600,000
Valuation allowance for state deferred tax assets	234,000	245,000
Statutory federal income tax rate	35.00%	35.00%	35.00%
Retained earnings	89,065,000	80,231,000
Deferred income taxes	0
Liability for uncertain tax positions	0
Unrecognized tax benefits	$ 0